Vessel Revenue and Voyage Expenses	6 Months Ended
Jun. 30, 2022
Vessel Revenue and Voyage Expenses [Abstract]
Vessel Revenue and Voyage Expenses
11.	Vessel Revenue and Voyage Expenses:

Revenue Recognition
Demurrage income, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements. Demurrage income for the six-month periods ended June 30, 2022 and 2021 was $NIL and $222, respectively.
Despatch expense, which is considered a form of variable consideration and is recognized as the performance obligation is satisfied, is included in voyage revenues, and represents payments to the charterer by the vessel owner when loading or discharging time is faster than the stipulated time in the voyage charter agreements. Despatch expense for the six-month periods ended June 30, 2022 and 2021 was $NIL and $58, respectively.
Disaggregation of Revenue

The following table presents the Company’s income statement figures derived from spot charters and time charters for the six-month periods ended June 30, 2022 and 2021:

	June 30,
	2022	2021
Vessel revenues from spot charters, net of commissions	-	17,139
Vessel revenues from time charters, net of commissions	62,513	31,091
Total	62,513	48,230

The Company disaggregates its revenue from contracts with customers by the type of charter (time and spot charters). The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
Accounts receivable trade, net from spot charters	-	-
Accounts receivable trade, net from time charters	1,805	-
Total	1,805	-

Deferred revenue represents cash received in advance of performance under the contract prior to the balance sheet date and is realized when the associated revenue is recognized under the contract in periods after such date. The current portion of Deferred revenue as of June 30, 2022 was $4,067 under ASC 842 and is mainly related to scrubber premiums (i.e. increased daily hire rates provided for by the chartering agreements) for scrubber-fitted vessels. The non-current portion of Deferred revenue as of June 30, 2022 was $45 under ASC 842 and is related to scrubber premiums (i.e. increased daily hire rates provided for by the chartering agreements) for scrubber-fitted vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party. Revenue recognized in 2022 from amounts included in deferred revenue at the beginning of the period was $6,707.

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2022 and 2021 were:

Customer	2022	2021
A	20%	-
B	20%	-
C	16%	27%
D	14%	13%
E	-	20%
Total	70%	60%

Voyage Expenses

The following table presents the Company’s income statement figures derived from spot charters and time charters for the six-month periods ended June 30, 2022 and 2021:

	June 30,
	2022	2021
Voyage expenses from spot charters, net of commissions	-	(9,583)
Voyage expenses from time charters, net of commissions	(2,646)	(984)
Total	(2,646)	(10,567)